BANK BORROWINGS - Repayment Schedule (Details) - TRY (₺) ₺ in Thousands	Dec. 31, 2024	Dec. 31, 2023
BANK BORROWINGS
Borrowings	₺ 1,682,686	₺ 268,949
Bank borrowings
BANK BORROWINGS
Borrowings	801,467	268,949
Bank borrowings | To be paid within 1 year
BANK BORROWINGS
Borrowings	₺ 801,467	264,894
Bank borrowings | To be paid between 1-2 years
BANK BORROWINGS
Borrowings		₺ 4,055